Share-Based Payment - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Schedule of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at end of year, Number of options	54,010	49,394	48,684
Outstanding at end of year, Weighted Average Exercise Price	$ 26.28	$ 26.98	$ 26.16
Granted during the year, Number of options	4,000	4,616	4,000
Granted during the year, Weighted Average Exercise Price	$ 12.02	$ 16.11	$ 27.22
Expired during the year, Number of options			(3,290)
Expired during the year, Weighted Average Exercise Price			$ 11.19
Expired during the year, Number of options	5,500
Expired during the year, Weighted Average Exercise Price	$ 21.03
Outstanding at end of year, Number of options	52,510	54,010	49,394
Outstanding at end of year, Weighted Average Exercise Price	$ 25.74	$ 26.28	$ 26.98
Exercisable at end of year, Number of options	48,510	38,394	23,394
Exercisable at end of year, Weighted Average Exercise Price	$ 26.87	$ 26.63	$ 25.25